Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1: DESCRIPTION OF BUSINESS

Navios Maritime Holdings Inc. (“Navios Holdings” or the “Company”) (NYSE:NM) is a global, vertically integrated seaborne shipping and logistics company focused on the transport and transshipment of dry bulk commodities, including iron ore, coal and grain.

Navios Logistics

Navios South American Logistics Inc. (“Navios Logistics”), a consolidated subsidiary of the Company, is one of the largest logistics companies in the Hidrovia region of South America, focusing on the Hidrovia river system, the main navigable river system in the region, and on cabotage trades along the eastern coast of South America. Navios Logistics is focused on providing its customers integrated transportation, storage and related services through its port facilities, its large, versatile fleet of dry and liquid cargo barges and its product tankers. Navios Logistics serves the needs of a number of growing South American industries, including mineral and grain commodity providers as well as users of refined petroleum products. As of September 30, 2018, Navios Holdings owned 63.8% of Navios Logistics.

Navios Partners

Navios Maritime Partners L.P. (“Navios Partners”) (NYSE:NMM) is an international owner and operator of dry cargo vessels and is engaged in seaborne transportation services of a wide range of dry cargo commodities including iron ore, coal, grain, fertilizer and also containers, chartering its vessels under medium to long-term charters.

As of September 30, 2018, Navios Holdings owned a 20.2% interest in Navios Partners, including a 2.0% general partner interest.

Navios Acquisition

Navios Maritime Acquisition Corporation (“Navios Acquisition”) (NYSE: NNA), is an owner and operator of tanker vessels focusing on the transportation of petroleum products (clean and dirty) and bulk liquid chemicals.

In February 2018, the Board of Directors of Navios Acquisition authorized a stock repurchase program for up to $25,000 of Navios Acquisition’s common stock, for two years. Stock repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. As of September 30, 2018, Navios Acquisition has repurchased 8,055,074 shares of common stock.

Following these repurchases and as of September 30, 2018, Navios Holdings’ ownership of the outstanding voting stock of Navios Acquisition was 45.3% and its economic interest was 48.6%.

Navios Midstream

Navios Maritime Midstream Partners L.P. (“Navios Midstream”) (NYSE: NAP) is a publicly traded master limited partnership which owns and operates crude oil tankers under long-term employment contracts.

As of September 30, 2018, Navios Holdings owned no direct equity interest in Navios Midstream.

Navios Europe I

On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe Inc. (“Navios Europe I”) and have economic interests of 47.5%, 47.5% and 5.0%, respectively. Navios Europe I is engaged in the marine transportation industry through the ownership of five tanker and five container vessels. Effective November 2014, Navios Holdings, Navios Acquisition and Navios Partners have voting interests of 50%, 50% and 0%, respectively.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe (II) Inc. (“Navios Europe II”) and have economic interests of 47.5%, 47.5% and 5.0%, respectively and voting interests of 50%, 50% and 0%, respectively. Navios Europe II is engaged in the marine transportation industry through the ownership of seven dry bulk and seven container vessels.

Navios Containers

Navios Maritime Containers Inc. (“Navios Containers”) is a growth vehicle dedicated to the container sector of the maritime industry. On June 8, 2017, Navios Containers completed a private placement in which Navios Holdings invested $5,000. Navios Containers registered its shares on the Norwegian Over-The-Counter Market (N-OTC) on June 12, 2017 under the ticker “NMCI”. As of September 30, 2018, Navios Holdings owned 3.1% of Navios Containers’ common stock and warrants representing 1.7% of the equity of Navios Containers.

NOTE 1: DESCRIPTION OF BUSINESS

Navios Maritime Holdings Inc. (“Navios Holdings” or the “Company”) (NYSE:NM) is a global, vertically integrated seaborne shipping and logistics company focused on the transport and transshipment of dry bulk commodities, including iron ore, coal and grain.

Navios Logistics

Navios South American Logistics Inc. (“Navios Logistics”), a consolidated subsidiary of the Company, is one of the largest logistics companies in the Hidrovia region of South America, focusing on the Hidrovia river system, the main navigable river system in the region, and on cabotage trades along the eastern coast of South America. Navios Logistics is focused on providing its customers integrated transportation, storage and related services through its port facilities, its large, versatile fleet of dry and liquid cargo barges and its product tankers. Navios Logistics serves the needs of a number of growing South American industries, including mineral and grain commodity providers as well as users of refined petroleum products. As of December 31, 2017, Navios Holdings owned 63.8% of Navios Logistics.

Navios Partners

Navios Maritime Partners L.P. (“Navios Partners”) (NYSE:NMM) is an international owner and operator of dry cargo vessels and is engaged in seaborne transportation services of a wide range of dry cargo commodities including iron ore, coal, grain, fertilizer and also containers, chartering its vessels under medium to long-term charters.

As of December 31, 2017, Navios Holdings owned a 20.8% interest in Navios Partners, including a 2.0% general partner interest.

Navios Acquisition

Navios Maritime Acquisition Corporation (“Navios Acquisition”) (NYSE: NNA), is an owner and operator of tanker vessels focusing on the transportation of petroleum products (clean and dirty) and bulk liquid chemicals.

As of December 31, 2017, Navios Holdings’ ownership of the outstanding voting stock of Navios Acquisition was 42.9% and its economic interest was 46.2%.

Navios Midstream

Navios Maritime Midstream Partners L.P. (“Navios Midstream”) (NYSE: NAP) is a publicly traded master limited partnership which owns and operates crude oil tankers under long-term employment contracts.

As of December 31, 2017, Navios Holdings owned no direct equity interest in Navios Midstream.

Navios Europe I

On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe Inc. (“Navios Europe I”) and have economic interests of 47.5%, 47.5% and 5.0%, respectively. Navios Europe I is engaged in the marine transportation industry through the ownership of five tanker and five container vessels. Effective November 2014, Navios Holdings, Navios Acquisition and Navios Partners have voting interests of 50%, 50% and 0%, respectively.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe (II) Inc. (“Navios Europe II”) and have economic interests of 47.5%, 47.5% and 5.0%, respectively and voting interests of 50%, 50% and 0%, respectively. Navios Europe II is engaged in the marine transportation industry through the ownership of seven dry bulkers and seven container vessels.

Navios Containers

Navios Maritime Containers Inc. (“Navios Containers”) is a growth vehicle dedicated to the container sector of the maritime industry. On June 8, 2017, Navios Containers completed a private placement in which Navios Holdings invested $5,000. Navios Containers registered its shares on the Norwegian Over-The-Counter Market (N-OTC) on June 12, 2017 under the ticker “NMCI”. On August 29, 2017 and on November 9, 2017, Navios Containers closed additional private placements. As of December 31, 2017, Navios Holdings owned 3.4% of Navios Containers’ common stock and warrants, for 1.7% of the equity of Navios Containers.